Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Pensions and other post-employment benefits
Schedule of financial assumptions in assessing the defined benefit liabilities

	2022 %pa	2021 %pa
Germany
Rate of increase of future earnings	3.0	3.0
Discount rate	3.7	1.1
Expected pension increases	2.5	2.1
Inflation rate	2.5	2.1
Switzerland
Rate of increase of future earnings	2.0	1.8
Discount rate	2.2	0.2
Expected pension increases	–	–
Inflation rate	1.3	1.0
Ireland
Rate of increase of future earnings	2.0	2.0
Discount rate	3.6	1.3
Expected pension increases	3.0	3.0
Inflation rate	2.4	2.1
Rest of World
Rate of increase of future earnings	N/A	N/A
Discount rate	5.4	2.7
Expected pension increases	N/A	N/A
Inflation rate	2.5	2.3

Schedule of average life expectancy

As at 31 December 2022

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.7	29.4	26.5	28.4	26.8	29.5	27.3	28.6
Projected for 2042	28.7	31.7	28.4	30.1	29.4	31.7	28.8	30.1

As at 31 December 2021

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.4	29.2	26.6	28.5	26.7	29.3	27.2	28.5
Projected for 2041	28.4	31.5	28.4	30.2	29.2	31.5	28.7	30.0

Schedule of pension fund in income statement

	2022 £m	2021 £m	2020 £m
German pension schemes	5	4	3
Swiss pension schemes	9	5	7
Irish pension schemes	5	6	4
Other overseas pensions schemes	24	5	7
Unfunded post-retirement healthcare schemes	9	10	9
Total	52	30	30
Analysed as:
Defined benefit schemes	27	22	26
Defined contribution pensions schemes	25	8	4

Schedule of costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement

	Net pensions total £m	Other post retirement obligations total £m	Total post retirement obligations £m
2022
Cost of sales	12	9	21
Research and development	1	–	1
Selling, general and administration	5	–	5
31 December 2022	18	9	27
2021
Cost of sales	10	10	20
Research and development	–	–	–
Selling, general and administration	2	–	2
31 December 2021	12	10	22
2020
Cost of sales	14	9	23
Research and development	–	–	–
Selling, general and administration	3	–	3
31 December 2020	17	9	26

Schedule of amount recorded in the income statement and statement of comprehensive income in relation

	2022			2021			2020
	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m
31 December
Amounts charged to operating profit:
Current service cost	16	7	23	18	8	26	24	6	30
Past service cost/(credit)	1	–	1	(4)	–	(4)	(7)	–	(7)
Gain from settlement	–	–	–	(3)	–	(3)	–	–	–
Net interest cost	1	2	3	1	2	3	–	3	3
Total	18	9	27	12	10	22	17	9	26
Re-measurements recorded in the statement of comprehensive income	(91)	(32)	(123)	(8)	(19)	(27)	5	8	13

Schedule of fair values of the assets and liabilities

31 December 2022

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	48	81	69	6	204
Property	–	70	–	–	70
Listed bonds	49	80	110	21	260
Insurance contracts	26	46	–	–	72
Other assets	–	8	2	12	22
Fair value of assets	123	285	181	39	628
Asset ceiling restriction	–	(34)	–	–	(34)
Fair value of assets after asset ceiling	123	251	181	39	594
Present value of scheme obligations	(185)	(251)	(163)	(47)	(646)
Recognised on the balance sheet	(62)	–	18	(8)	(52)
Included in post-employment benefit assets	–	–	18	7	25
Included in post-employment benefit obligations	(62)	–	–	(15)	(77)
Total	(62)	–	18	(8)	(52)
Actual loss on plan assets	(19)	(36)	(67)	(3)	(125)

31 December 2021

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	54	98	102	6	260
Property	–	52	–	–	52
Listed bonds	55	89	130	19	293
Insurance contracts	27	55	–	–	82
Other assets	–	6	1	12	19
Fair value of assets	136	300	233	37	706
Asset ceiling restriction	–	(26)	–	–	(26)
Fair value of assets after asset ceiling	136	274	233	37	680
Present value of scheme obligations	(246)	(274)	(254)	(48)	(822)
Recognised on the balance sheet	(110)	–	(21)	(11)	(142)
Included in post-employment benefit assets	–	–	11	–	11
Included in post-employment benefit obligations	(110)	–	(32)	(11)	(153)
Total	(110)	–	(21)	(11)	(142)
Actual return/(loss) on plan assets	15	(14)	(4)	1	(2)

Schedule of defined benefit pension obligation funded status

	2022 £m	2021 £m
Funded	(633)	(812)
Unfunded	(13)	(10)
Total	(646)	(822)

Schedule of movement in the net defined benefit liability

	Fair value of assets £m	Present value of obligation £m	Net pensions total £m	Net post retirement obligations £m
At 1 January 2021	663	(845)	(182)	(113)
Exchange adjustments	(34)	48	14	(2)
Service cost	–	(18)	(18)	(8)
Past service cost	–	4	4	–
Interest income/(cost)	4	(5)	(1)	(2)
Settlements and curtailments	(5)	8	3	–
Assets acquired/(liability assumed) from GSK[1]	39	(39)	–	–
Re-measurements:
Return on plan assets, excluding amounts included in interest	(6)	–	(6)	–
Gain from change in demographic assumptions	–	7	7	–
Gain from change in financial assumptions	–	33	33	19
Experience losses	–	(26)	(26)	–
Employers' contributions	30	–	30	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(18)	18	–	6
At 31 December 2021	680	(822)	(142)	(100)
Exchange adjustments	45	(56)	(11)	(8)
Service cost	–	(16)	(16)	(7)
Past service cost	–	(1)	(1)	–
Interest income/(cost)	6	(7)	(1)	(2)
Re-measurements:
Return on plan assets, excluding amounts included in interest	(131)	–	(131)	–
Gain from change in financial assumptions	–	235	235	25
Experience (losses)/gains	–	(13)	(13)	7
Employers' contributions	28	–	28	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(41)	41	–	1
At 31 December 2022	594	(646)	(52)	(84)

1	There were £39m of assets acquired and £39m of liabilities assumed from GSK during the year ended 31 December 2021 as a result of the separation of the existing GSK Group Pension Fund in Switzerland into two independent schemes, one for GSK and one for the Group. Under local plan rules the GSK Group Scheme could not accept any retired members and therefore these members were included in the Group scheme.

Schedule of reconciliation of the net post-employment benefit to the balances recognized on balance sheet

	2022 £m	2021 £m
Net pension obligations	(52)	(142)
Net post retirement obligations	(84)	(100)
Net post-employment benefit	(136)	(242)
Post-employment benefit assets recognised on the consolidated balance sheet	25	11
Post-employment benefit obligations recognised on the consolidated balance sheet	(161)	(253)
Net post-employment benefit	(136)	(242)

Schedule of defined benefit pension and post-retirement obligations analysed by membership category

	Pension		Post-retirement obligations
	2022 £m	2021 £m	2022 £m	2021 £m
Active	(389)	(418)	(81)	(97)
Retired	(150)	(237)	(3)	(3)
Deferred	(107)	(167)	–	–
Total	(646)	(822)	(84)	(100)

Schedule of sensitivity analysis

	2022 £m	2021 £m
A 0.25% decrease in discount rate:
Increase in annual pension cost	1.2	0.8
Increase in annual post-retirement benefits cost	0.1	0.1
Increase in pension obligation	21.0	34.8
Increase in post-retirement benefits obligation	1.8	2.9
A 0.25% increase in discount rate:
Decrease in annual pension cost	(1.2)	(0.9)
Decrease in annual post-retirement benefits cost	(0.1)	(0.1)
Decrease in pension obligation	(19.7)	(32.6)
Decrease in post-retirement benefits obligation	(1.7)	(2.8)
A 0.25% increase in inflation:
Increase in annual pension cost	0.2	0.2
Increase in pension obligation	6.4	11.0
A 0.25% decrease in inflation:
Decrease in annual pension cost	(0.2)	(0.2)
Decrease in pension obligation	(6.1)	(10.7)
A one year increase in life expectancy:
Increase in annual pension cost	0.6	0.9
Increase in annual post-retirement benefits cost	–	0.2
Increase in pension obligation	16.2	27.8
Increase in post-retirement benefits obligation	1.0	2.0

Schedule of weighted average duration of the defined benefit obligation

Years	2022	2021
Pension benefits	15	18
Post-retirement benefits	13	16